S000006647 [Member] Investment Objectives and Goals - Loomis Sayles Small Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Small Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.